VARIABLE INTEREST ENTITIES (TABLES)	12 Months Ended
Dec. 31, 2012
VARIABLE INTEREST ENTITIES
Schedule of VIEs' consolidated cash flow

        For all these VIE entities, as of December 31, 2011 and 2012, the consolidated cash flow consisted of the following (in RMB thousands):

	2011 RMB	2012 RMB
Net cash provided by (used in) operating activities	44,149	(24,636)
Net cash provided by (used in) investing activities	(12,258)	3,657
Net cash provided by financing activities:	500	38,000
Net (decrease) increase in cash and cash equivalents	32,391	17,021